Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (3,067,224)	$ (3,590,801)	$ (2,177,641)	$ (802,463)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,095,076	924,786	1,297,710	636,921
Stock-based compensation	475,043	217,605	1,260,942	254,036
Loss on impairment of asset			74,483	173,500
Loss on exchange for stock		37,788	37,788
Gain on sale of patent	(160,000)
Bad debt		171,946	174,252
Gain on bargain purchase		(624,211)	(4,311,554)
Provision for income taxes		(13,203)
Non-cash interest	102,850	11,428	45,711
Change in operating assets and liabilities:
Accounts receivable	111,726	(436,504)	(491,940)	(28,119)
Grants receivable	20,023	(734,790)	(511,127)	4,326
Inventory	(291,940)	(153,562)	(106,006)
Other current asset	49,460	103,858	2,813	(130,529)
Accounts payable	328,254	495,987	1,175,745	(27,628)
Accrued interest receivable - related party				(1,736)
Accrued liabilities	1,122,339	(103,443)	9,658	67,206
Advance grant payments	(369,221)	(440,739)	484,819	198,859
Accrued interest payable	8,039	(2,556)	(3,997)	208
Deferred liabilities	184,679	340	(74,474)	(56,789)
Net cash provided by (used in) operating activities	(390,896)	(4,136,071)	(3,112,818)	287,792
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of notes receivable - related party		(59,027)	(59,819)	(912,392)
Cash paid for acquisitions net of cash acquired		(957,182)	(978,996)	(140,000)
Additions to property plant and equipment	(63,083)	(13,920)	(61,667)	(32,567)
Net cash used in investing activities	(63,083)	(1,030,129)	(1,100,482)	(1,084,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock		1,773,288	1,324,936	2,860,946
Proceeds from debt	358,906	1,839,387	1,910,552	137,813
Proceeds from related party		34,438
Proceeds from grant advance	(656,256)	235,349
Repayment of debt		(57,541)	(181,038)	(52,731)
Repayment to related party			(87,369)	(20,088)
Net cash provided by (used in) financing activities	(297,350)	3,824,921	2,967,081	2,925,940
Effects of exchange rate changes on cash	(7,060)	(18,717)	5,386	(3,978)
Net increase (decrease) in cash and cash equivalents	(758,389)	(1,359,996)	(1,240,833)	2,124,795
Cash and cash equivalents at beginning of period	883,962	2,124,795	2,124,795
Cash and cash equivalents at end of period	125,573	764,799	883,962	2,124,795
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period for interest	122,803	17,708	59,546	8,275
Cash paid during period for taxes	3,452
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Redemption of stock for patent sale	160,000
Original purchase discount on notes		$ 274,266	154,266
Common stock issued for acquisition				4,505,486
Common stock issued for conversion of shareholder notes and accrued interest				1,287,564
Common stock issued for investments				322,360
Settlement of notes receivable in exchange for intangible assets - related party				805,204
Equity instruments to be issued for acquisition of patent license				$ 3,050,000